Nuveen Select Maturities Municipal Fund
Portfolio of Investments June 30, 2024
(Unaudited)
NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.2%
X –
MUNICIPAL BONDS - 95 .0 % X 118,807,373
ALABAMA - 1.4%
$ 120 Alabama Housing Finance Authority, Collateralized Single Family
Mortgage Revenue Bonds, Series 2024B, 4.250%, 10/01/39, (WI/DD)
4/33 at 100.00 $ 120,965
215 Alabama Public School and College Authority, Capital Improvement Pool
Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/27
No Opt. Call 227,925
80 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 80,254
200 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023C, 5.500%, 10/01/54, (Mandatory Put 6/01/32)
3/32 at 100.12 219,166
345 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 346,459
100 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 100,626
125 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 125,088
65 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 59,733
135 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 131,724
200 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 1, Refunding Series 2024A, 5.000%, 8/01/54, (Mandatory
Put 4/01/32)
1/32 at 100.22 214,565
150 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 150,624
TOTAL ALABAMA 1,777,129
ALASKA - 0.4%
420 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 335,410
100 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 76,963
150 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 120,710
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
6/31 at 30.73 14,167
TOTAL ALASKA 547,250
ARIZONA - 1.3%
145 (d) Arizona State, Certificates of Participation, Refunding Series 2019A,
5.000%, 10/01/27, (ETM)
No Opt. Call 153,817
110 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 110,745
250 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 256,746

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 100 Maricopa County and Phoenix City Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024C, 4.625%,
9/01/44
3/33 at 100.00 $ 100,482
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
235 5.000%, 12/01/32 No Opt. Call 250,176
730 5.000%, 12/01/37 No Opt. Call 795,848
TOTAL ARIZONA 1,667,814
ARKANSAS - 0.3%
100 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 102,996
265 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 272,239
TOTAL ARKANSAS 375,235
CALIFORNIA - 8.2%
100 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory
Put 4/01/26)
10/25 at 100.00 97,649
100 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 105,443
100 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30)
8/30 at 100.12 109,404
200 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 5.000%, 6/01/30
No Opt. Call 216,083
395 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 3.750%, 2/01/32
2/27 at 100.00 398,770
55 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 55,303
96 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call 89,211
175 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.950%,
1/01/50, (AMT), (Mandatory Put 1/30/25)
7/24 at 100.00 175,037
205 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Academy of Sciences, San Francisco, Series 2024A,
3.250%, 8/01/29
8/28 at 100.00 201,229
275 (c) California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 280,819
1,040 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.250%, 12/31/32 - AGM Insured, (AMT)
6/28 at 100.00 955,687
150 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 149,473
290 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 288,184

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 205 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call $ 202,305
150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 150,797
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
710 (c) 5.000%, 12/01/27 No Opt. Call 730,073
30 (c) 5.000%, 12/01/33 6/28 at 100.00 31,092
175 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 189,615
270 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2003D, 5.000%, 5/01/33, (Mandatory Put 11/01/29)
No Opt. Call 292,549
100 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.000%, 7/01/43
7/32 at 100.00 80,314
200 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1, 2.650%,
12/01/46
12/31 at 100.00 162,263
870 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 97,109
70 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 72,568
100 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C,
5.000%, 9/01/32
9/24 at 100.00 100,216
55 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 - AGM
Insured
7/24 at 100.00 55,021
1,070 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
5.875%, 8/01/28
2/28 at 100.00 1,179,936
2,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/25 - AGC Insured
No Opt. Call 1,916,433
2,000 San Diego Community College District, California, General Obligation
Bonds, Refunding Series 2011, 0.000%, 8/01/37
No Opt. Call 1,251,499
415 (d) San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A,
5.000%, 1/15/29, (Pre-refunded 1/15/25)
1/25 at 100.00 419,159
215 Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A, 5.000%, 7/01/25
No Opt. Call 216,387
TOTAL CALIFORNIA 10,269,628
COLORADO - 3.7%
750 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/30, (AMT)
12/27 at 100.00 732,117
300 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/36
8/29 at 100.00 319,889

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 600 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 $ 611,772
320 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A, 5.000%, 12/01/34
No Opt. Call 364,928
300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 236,621
100 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 67,389
235 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 128,279
70 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D, 5.750%, 11/15/34, (AMT)
11/32 at 100.00 81,961
100 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2023B, 5.000%, 11/15/27, (AMT)
No Opt. Call 103,904
100 (c) Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39
7/24 at 103.00 100,765
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
355 0.000%, 9/01/29 - NPFG Insured No Opt. Call 293,535
380 0.000%, 9/01/33 - NPFG Insured No Opt. Call 267,022
500 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 491,594
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
100 5.000%, 1/15/31 No Opt. Call 107,870
100 4.000%, 7/15/40 No Opt. Call 98,476
100 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call 96,269
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 491,846
TOTAL COLORADO 4,594,237
CONNECTICUT - 1.2%
320 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 321,280
50 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/28
No Opt. Call 50,219
180 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put 7/01/26)
No Opt. Call 173,940
80 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 57,116
450 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2022C-1, 4.250%, 11/15/37
11/31 at 100.00 458,883
335 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2023B, 4.200%, 11/15/38
5/32 at 100.00 339,754
100 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Sustainability Green Series 2024D-1, 4.550%, 11/15/44
5/33 at 100.00 101,592
TOTAL CONNECTICUT 1,502,784

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
DELAWARE - 0.3%
$ 210 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 $ 199,318
100 Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024A, 4.450%, 7/01/44
1/33 at 100.00 100,139
100 Delaware State Housing Authority, Senior Single Family Mortgage
Revenue Bonds, Series 2024B, 4.200%, 7/01/39
7/33 at 100.00 100,741
TOTAL DELAWARE 400,198
DISTRICT OF COLUMBIA - 1.4%
110 District of Columbia Student Dormitory Revenue Bonds, Provident Group
- Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
7/24 at 100.00 110,010
300 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2023C, 5.000%, 10/01/32
No Opt. Call 344,150
515 Metropolitan Washington Airports Authority, D.C, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 488,062
250 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 250,844
250 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015B, 5.000%, 10/01/31, (AMT)
10/25 at 100.00 252,783
330 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/34, (AMT)
10/32 at 100.00 358,121
TOTAL DISTRICT OF COLUMBIA 1,803,970
FLORIDA - 3.1%
175 Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017, 3.000%, 9/01/28 - AGM Insured
No Opt. Call 170,621
395 (d) Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25, (Pre-refunded
12/01/24)
12/24 at 100.00 397,434
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
125 (c) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 7/24 at 100.00 133,112
1,300 5.000%, 7/01/36, (AMT) 7/32 at 100.00 1,365,702
250 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 254,459
580 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 601,420
45 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 44,636
100 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 70,698
300 Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Refunding
Series 2014, 4.000%, 9/01/34
9/24 at 100.00 294,547
200 Hillsborough County, Florida, Solid Waste and Resource Recovery
Revenue Bonds, Refunding Series 2016A, 4.000%, 9/01/34, (AMT)
9/26 at 100.00 199,641
15 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call 15,704

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 90 (d) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 $ 90,461
55 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call 50,682
260 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 169,953
TOTAL FLORIDA 3,859,070
GEORGIA - 1.8%
250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.600%, 12/01/32
6/29 at 100.00 221,997
240 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 243,048
100 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2024A, 4.100%, 12/01/39, (WI/DD)
6/33 at 100.00 99,693
1,000 Georgia State, General Obligation Bonds, Series 2021A, 5.000%, 7/01/27 No Opt. Call 1,056,684
265 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 265,129
100 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 100,438
100 (c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27)
5/27 at 100.81 98,736
150 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 160,444
TOTAL GEORGIA 2,246,169
HAWAII - 0.9%
865 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 706,558
20 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 20,245
470 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 428,648
TOTAL HAWAII 1,155,451
IDAHO - 0.6%
100 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2024A, 4.450%, 1/01/44
1/33 at 100.00 100,846
475 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 472,662
170 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51
12/26 at 103.00 156,212
TOTAL IDAHO 729,720
ILLINOIS - 8.4%
Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series
2016
:
25 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 24,482
25 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 24,063
65 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 62,371

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series
2016
:
$ 25 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 $ 24,483
35 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 33,688
40 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 38,382
1,215 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 1,273,077
750 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30
12/27 at 100.00 820,409
290 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 297,674
200 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 204,713
300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/24
No Opt. Call 301,073
310 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A, 5.000%, 1/01/33
1/25 at 100.00 311,084
100 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/39
1/32 at 100.00 108,871
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
190 5.000%, 1/01/25 No Opt. Call 190,966
180 5.000%, 1/01/26 No Opt. Call 183,071
100 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 97,185
590 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 3.300%, 3/01/28 - BAM Insured
3/26 at 100.00 580,265
180 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call 180,428
250 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 250,596
560 (d) Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A, 4.625%, 9/01/39, (Pre-refunded 9/01/24)
9/24 at 100.00 560,784
260 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call 283,836
280 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 201,481
Illinois State, General Obligation Bonds, February Series 2014
:
400 5.000%, 2/01/25 7/24 at 100.00 400,382
325 5.000%, 2/01/26 7/24 at 100.00 325,311
Illinois State, General Obligation Bonds, November Series 2017D
:
210 5.000%, 11/01/24 No Opt. Call 210,863
100 5.000%, 11/01/28 11/27 at 100.00 104,313
400 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 420,432
610 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 621,206
605 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C, 5.000%, 1/01/36
1/25 at 100.00 608,542
North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service
Area 19, Refunding Series 2019
:
365 4.000%, 2/01/28 - BAM Insured No Opt. Call 374,341
200 4.000%, 2/01/29 - BAM Insured 2/28 at 100.00 204,761

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 395 4.000%, 2/01/30 - BAM Insured 2/28 at 100.00 $ 404,231
290 (d) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017, 5.000%, 6/01/25, (ETM)
No Opt. Call 293,935
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
255 5.000%, 3/01/33 3/25 at 100.00 256,606
160 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 160,955
TOTAL ILLINOIS 10,438,860
INDIANA - 1.8%
170 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
7/24 at 100.00 169,997
100 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 93,231
590 Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1, 4.500%, 5/01/35, (AMT),
(Mandatory Put 6/01/32)
6/27 at 100.00 588,675
80 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/24
No Opt. Call 80,276
30 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 21,209
350 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 251,348
155 Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A, 5.000%, 10/01/31
10/24 at 100.00 155,374
200 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 200,002
250 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29
8/24 at 100.00 250,315
400 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 407,636
TOTAL INDIANA 2,218,063
IOWA - 0.2%
200 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%,
12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 209,761
100 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 72,929
TOTAL IOWA 282,690
KANSAS - 0.1%
100 (c) Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39
3/29 at 103.00 102,256
TOTAL KANSAS 102,256
KENTUCKY - 1.3%
30 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/36
2/30 at 100.00 29,024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
KENTUCKY (continued)
$ 225 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32, (AMT)
6/31 at 100.00 $ 181,498
275 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 3.700%, 1/01/32, (AMT)
No Opt. Call 274,995
550 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/31
6/27 at 100.00 561,445
100 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 100,444
500 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 455,221
25 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call 26,815
TOTAL KENTUCKY 1,629,442
LOUISIANA - 2.7%
200 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/39
12/29 at 100.00 191,295
30 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 22,086
485 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2022A, 3.850%, 12/01/37
6/31 at 100.00 484,452
100 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2024A, 4.000%, 12/01/39
6/33 at 100.00 100,020
535 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 444,790
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 966,891
195 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30
5/27 at 100.00 201,359
310 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 5.000%, 5/15/29
5/26 at 100.00 316,225
155 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015, 5.000%, 12/01/25
No Opt. Call 158,672
155 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/32, (Pre-refunded 6/01/25)
6/25 at 100.00 157,384
105 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30)
No Opt. Call 116,043
100 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 96,536
165 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/33 - AGM Insured
12/28 at 100.00 165,641
TOTAL LOUISIANA 3,421,394
MAINE - 0.2%
105 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 71,349

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MAINE (continued)
$ 100 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 $ 73,332
55 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 43,621
140 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 100,589
TOTAL MAINE 288,891
MARYLAND - 1.0%
335 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/30
9/27 at 100.00 333,391
245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 216,212
230 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 153,646
175 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 124,748
400 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 301,214
120 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Refunding Series 2024A, 5.000%, 7/01/37
7/34 at 100.00 138,544
TOTAL MARYLAND 1,267,755
MASSACHUSETTS - 1.2%
200 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A, 5.000%, 7/01/27
7/24 at 100.00 196,479
100 (c) Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32
7/24 at 104.00 99,647
120 (d) Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 129,904
80 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/33
7/28 at 100.00 83,360
100 (c) Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/36
7/30 at 100.00 100,308
50 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/35
7/31 at 100.00 54,377
100 Massachusetts Housing Finance Agency, Multifamily Housing Bonds,
Green Sustainability Series 2024A1, 4.550%, 12/01/44
6/33 at 100.00 100,323
115 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 97,843
70 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 51,292
65 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 47,167
65 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 50,313
Massachusetts State, General Obligation Bonds, Refunding Series 2024B
:
200 5.000%, 11/01/37 5/34 at 100.00 231,235

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MASSACHUSETTS (continued)
$ 200 5.000%, 11/01/38 5/34 at 100.00 $ 229,844
TOTAL MASSACHUSETTS 1,472,092
MICHIGAN - 2.0%
155 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 159,909
150 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 151,640
530 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43, (Mandatory
Put 12/01/28)
6/28 at 100.00 559,955
50 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 48,683
270 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 192,320
320 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 281,668
360 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 289,855
125 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 89,764
25 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 25,047
705 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F, 5.000%,
12/01/33, (AMT)
12/25 at 100.00 712,792
TOTAL MICHIGAN 2,511,633
MINNESOTA - 0.8%
66 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 58,240
165 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
7/24 at 100.00 152,916
105 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 82,803
70 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 50,297
100 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 72,930
115 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 86,435
325 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 327,468
175 White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A, 2.000%, 2/01/28
2/27 at 100.00 160,354
TOTAL MINNESOTA 991,443
MISSISSIPPI - 0.5%
130 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
7/24 at 100.00 127,162

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSISSIPPI (continued)
$ 100 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 $ 61,931
30 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 21,430
440 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2024C, 4.650%, 12/01/44
6/33 at 100.00 445,639
TOTAL MISSISSIPPI 656,162
MISSOURI - 0.5%
100 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 4.000%, 11/01/26
11/25 at 100.00 98,148
60 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
2.000%, 11/01/41
5/30 at 100.00 41,777
490 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2023B,
4.100%, 11/01/38
11/32 at 100.00 492,471
TOTAL MISSOURI 632,396
MONTANA - 0.5%
260 Billings, Montana, Tax Increment Urban Renewal Revenue Bonds,
Expanded North 27th Street, Series 2013A, 5.000%, 7/01/33
9/24 at 100.00 260,949
325 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 271,284
25 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 17,388
100 Montana Board of Housing, Single Family Mortgage Bonds, Series 2024A,
4.450%, 12/01/44
6/33 at 100.00 100,178
TOTAL MONTANA 649,799
NEBRASKA - 1.3%
190 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 200,227
75 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 65,361
515 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.300%, 9/01/32
3/29 at 100.00 436,789
230 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 168,096
500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Refunding Subordinated Lien Series 2014CC, 4.000%, 2/01/38
7/24 at 100.00 494,736
100 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 102,229
100 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 93,868
140 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 78,922
TOTAL NEBRASKA 1,640,228
NEVADA - 0.3%
200 (d) Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 200,339

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEVADA (continued)
$ 65 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 $ 65,522
100 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 72,707
40 (c) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28
No Opt. Call 38,258
TOTAL NEVADA 376,826
NEW HAMPSHIRE - 1.3%
242 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call 238,141
395 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-1 Class A, 4.375%, 9/20/36
No Opt. Call 392,506
147 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-2 Class A, 4.000%, 10/20/36
No Opt. Call 141,337
209 National Finance Authority, New Hampshire, Municipal Certificates Social
Series 2024-1 Class A, 4.250%, 7/20/41
No Opt. Call 205,108
150 National Finance Authority, New Hampshire, Municipal Certificates Social
Series 2024-2 Class A, 3.625%, 8/20/39
No Opt. Call 139,566
295 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call 292,699
125 (d) New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 125,728
100 New Hampshire Housing Finance Authority, Single Family Mortgage
Acquisition Bonds, Social Series 2024A, 4.500%, 7/01/44
1/33 at 100.00 100,140
TOTAL NEW HAMPSHIRE 1,635,225
NEW JERSEY - 4.0%
35 (d) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 35,194
220 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/28,
(AMT)
7/24 at 100.00 220,181
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 1,010,723
200 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
7/24 at 100.50 200,194
250 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 220,181
105 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/31, (AMT)
12/26 at 100.00 104,357
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
500 4.000%, 6/01/30 No Opt. Call 522,379
150 4.000%, 6/01/31 No Opt. Call 157,649
200 4.000%, 6/01/32 No Opt. Call 211,200
1,280 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33
No Opt. Call 896,194

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 170 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 $ 166,621
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
210 5.000%, 6/01/28 No Opt. Call 220,582
685 5.000%, 6/01/29 6/28 at 100.00 721,046
235 5.000%, 6/01/36 6/28 at 100.00 246,649
TOTAL NEW JERSEY 4,933,150
NEW MEXICO - 0.2%
90 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 80,548
100 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 71,442
100 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2024C, 4.100%, 9/01/39
3/33 at 100.00 100,578
TOTAL NEW MEXICO 252,568
NEW YORK - 4.6%
205 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/24
No Opt. Call 205,000
115 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40
12/30 at 100.00 110,599
200 (c) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/28
6/27 at 100.00 194,405
750 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.000%, 12/01/36
12/32 at 100.00 785,804
60 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 52,949
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A
:
20 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 20,526
135 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 127,436
125 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.000%, 5/01/38
11/33 at 100.00 142,460
275 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024D-1, 5.000%, 11/01/27
No Opt. Call 291,443
350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/29
No Opt. Call 382,145
100 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I, 3.625%,
11/01/33
11/27 at 100.00 98,608
255 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 2.600%,
11/01/34
5/28 at 100.00 220,014
240 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 228,768
330 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Series 2023C-2, 3.800%, 11/01/62, (Mandatory Put
5/01/29)
8/25 at 100.00 330,475

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 120 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 $ 105,142
100 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 74,568
75 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 61,006
245 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 184,334
245 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 210,345
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
100 4.000%, 7/01/32, (AMT) 7/24 at 100.00 98,762
230 4.000%, 7/01/33, (AMT) 7/24 at 100.00 226,803
160 5.000%, 7/01/34, (AMT) 7/24 at 100.00 160,160
620 5.000%, 7/01/41, (AMT) 7/24 at 100.00 620,006
70 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 65,743
115 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
7/24 at 100.00 115,048
500 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call 528,926
100 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 5.000%, 6/01/33
6/31 at 100.00 108,438
TOTAL NEW YORK 5,749,913
NORTH CAROLINA - 2.1%
100 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Series 54-A, 4.550%, 7/01/44
1/33 at 100.00 100,491
100 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement Social Series 53-A, 4.000%, 7/01/39
7/32 at 100.00 99,668
85 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 71,407
720 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Social Series 2023-50, 3.950%, 7/01/38
1/32 at 100.00 718,777
1,365 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 1,393,478
250 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Capital Appreciation Series 2017C, 0.000%, 7/01/27
7/26 at 96.08 219,787
TOTAL NORTH CAROLINA 2,603,608
NORTH DAKOTA - 1.2%
120 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2024A,
3.450%, 4/01/27
1/26 at 100.00 119,932
270 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021, 3.000%, 5/01/46
5/27 at 100.00 183,205
55 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 48,472

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NORTH DAKOTA (continued)
$ 55 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 $ 47,717
95 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 71,734
100 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 73,674
675 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2022F, 3.950%, 7/01/37
1/32 at 100.00 659,961
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
200 5.000%, 6/01/28 No Opt. Call 199,891
100 5.000%, 6/01/43 6/28 at 100.00 95,130
TOTAL NORTH DAKOTA 1,499,716
OHIO - 5.6%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
155 5.000%, 6/01/27 No Opt. Call 160,905
75 5.000%, 6/01/29 No Opt. Call 79,912
130 5.000%, 6/01/31 6/30 at 100.00 140,123
100 5.000%, 6/01/32 6/30 at 100.00 107,656
250 5.000%, 6/01/34 6/30 at 100.00 268,218
120 5.000%, 6/01/35 6/30 at 100.00 128,481
100 4.000%, 6/01/48 6/30 at 100.00 92,305
295 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 272,358
480 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
7/24 at 100.00 419,956
20 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 16,358
335 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 332,157
225 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 198,708
350 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 309,101
100 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 88,770
100 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 99,017
400 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 401,765
200 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 201,211

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OHIO (continued)
$ 45 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT)
No Opt. Call $ 44,985
50 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/36
1/30 at 100.00 53,824
100 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 85,912
100 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 82,878
25 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 18,832
100 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2024A, 4.350%,
9/01/44
9/33 at 100.00 100,373
2,520 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.700%, 2/15/34
2/31 at 100.00 2,903,129
85 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 67,384
70 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 70,092
200 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 217,151
TOTAL OHIO 6,961,561
OKLAHOMA - 2.2%
75 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call 76,815
115 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020,
2.750%, 9/01/31
9/30 at 100.00 105,827
800 Caddo County Governmental Building Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2018, 3.625%, 9/01/33
9/28 at 100.00 754,392
100 Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021, 4.000%, 5/01/35
5/31 at 100.00 103,195
250 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project,
Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 265,903
200 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2024A,
1.250%, 7/01/26
No Opt. Call 188,173
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
230 5.000%, 8/15/28 No Opt. Call 236,686
105 5.500%, 8/15/52 8/28 at 100.00 108,028
95 5.500%, 8/15/57 8/28 at 100.00 97,504
100 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 104,017
45 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 38,776

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OKLAHOMA (continued)
$ 495 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2022A, 3.800%, 9/01/37
3/31 at 100.00 $ 492,315
160 Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019, 5.000%,
3/01/31
3/29 at 100.00 169,403
TOTAL OKLAHOMA 2,741,034
OREGON - 1.2%
1,325 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Deferred Interest Series 2017B,
0.000%, 6/15/31
6/27 at 85.82 1,007,850
335 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 365,215
95 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 69,990
TOTAL OREGON 1,443,055
PENNSYLVANIA - 3.5%
100 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28
No Opt. Call 101,966
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
115 5.000%, 11/01/29 11/27 at 100.00 72,450
145 4.000%, 11/01/32 11/27 at 100.00 91,350
125 3.750%, 11/01/42 11/27 at 100.00 78,750
330 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 207,900
235 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 236,522
375 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 357,432
225 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 202,798
230 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/25, (AMT)
No Opt. Call 232,159
150 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
7/24 at 100.00 123,136
245 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125A, 3.400%, 10/01/32, (AMT)
4/27 at 100.00 226,745
25 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 23,482
170 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 153,030
150 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 122,620
200 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.350%, 10/01/40
10/29 at 100.00 150,581

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PENNSYLVANIA (continued)
$ 200 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 $ 198,274
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2
:
440 5.000%, 6/01/29 6/26 at 100.00 452,396
860 5.000%, 6/01/35 6/26 at 100.00 879,461
400 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Third Series 2017, 5.000%, 12/01/32
12/27 at 100.00 419,237
20 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 19,345
TOTAL PENNSYLVANIA 4,349,634
PUERTO RICO - 2.7%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
250 (c) 5.000%, 7/01/30 No Opt. Call 263,298
260 (c) 5.000%, 7/01/35 7/30 at 100.00 272,091
49 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 49,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
557 0.000%, 7/01/27 No Opt. Call 496,934
165 0.000%, 7/01/29 7/28 at 98.64 136,357
597 0.000%, 7/01/31 7/28 at 91.88 454,104
351 0.000%, 7/01/33 7/28 at 86.06 244,674
207 4.500%, 7/01/34 7/25 at 100.00 207,361
100 5.000%, 7/01/58 7/28 at 100.00 100,021
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
140 4.329%, 7/01/40 7/28 at 100.00 138,597
71 4.329%, 7/01/40 7/28 at 100.00 70,289
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
75 5.375%, 7/01/25 No Opt. Call 75,544
175 5.625%, 7/01/27 No Opt. Call 182,733
115 5.625%, 7/01/29 No Opt. Call 123,501
119 5.750%, 7/01/31 No Opt. Call 132,373
199 0.000%, 7/01/33 7/31 at 89.94 133,058
177 4.000%, 7/01/33 7/31 at 103.00 177,665
50 4.000%, 7/01/35 7/31 at 103.00 49,213
TOTAL PUERTO RICO 3,306,813
RHODE ISLAND - 0.4%
100 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 100,246
180 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 132,223
205 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 165,730
50 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 39,729

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
RHODE ISLAND (continued)
$ 80 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 $ 80,275
TOTAL RHODE ISLAND 518,203
SOUTH CAROLINA - 0.9%
170 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 120,186
975 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.750%, 7/01/43
7/32 at 100.00 994,207
TOTAL SOUTH CAROLINA 1,114,393
SOUTH DAKOTA - 0.2%
75 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 53,349
105 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 73,899
110 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 89,242
TOTAL SOUTH DAKOTA 216,490
TENNESSEE - 0.8%
125 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 125,122
165 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 176,387
65 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 47,600
100 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 99,861
375 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2023-3A, 5.200%, 7/01/43
7/32 at 100.00 391,841
80 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Social Series 2024-1A, 4.500%, 7/01/44
1/33 at 100.00 80,112
100 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Tender Option Bond Trust Series 2023-XL0448, 4.150%, 7/01/38
7/32 at 100.00 101,045
TOTAL TENNESSEE 1,021,968
TEXAS - 7.6%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
40 5.000%, 1/01/28 1/27 at 100.00 40,289
55 5.000%, 1/01/30 1/27 at 100.00 55,494
1,000 (d) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/31, (Pre-refunded 7/01/25)
7/25 at 100.00 1,016,747
25 City of Houston, Texas, Convention & Entertainment Facilities Department
Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019,
5.000%, 9/01/34
9/28 at 100.00 26,541
1,000 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2024B, 5.000%, 2/15/27
No Opt. Call 1,045,334
50 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
7/24 at 100.00 50,001
200 Grand Prairie Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/31
2/25 at 100.00 200,795

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 110 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 $ 117,004
385 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/26 - AGM Insured
11/24 at 100.00 386,625
705 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 0.000%,
12/01/42
12/31 at 68.27 294,841
465 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.000%, 7/01/32 - AGM Insured, (AMT)
No Opt. Call 505,399
50 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 50,012
500 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2014D, 5.000%, 11/15/39
11/24 at 100.00 501,890
200 Klein Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2015A, 4.000%,
8/01/32
8/25 at 100.00 200,229
430 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/28, (AMT)
11/25 at 100.00 435,116
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
50 5.000%, 12/01/25 No Opt. Call 49,753
100 5.250%, 12/01/28 12/25 at 100.00 100,111
300 Midland Independent School District, Midland County, Texas, General
Obligation Bonds, School Building Series 2024, 5.000%, 2/15/26
No Opt. Call 308,569
100 (c) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
7/24 at 103.00 99,234
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
245 (d) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 297,325
500 (d) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 609,541
110 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2023A, 5.000%, 1/01/27
No Opt. Call 114,682
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
100 (c) 2.750%, 1/01/36, (AMT) 7/24 at 102.00 82,122
300 (c) 2.875%, 1/01/41, (AMT) 7/24 at 102.00 229,511
100 (c) 3.000%, 1/01/50, (AMT) 7/24 at 102.00 69,338
100 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021C, 2.000%, 8/15/46
8/30 at 100.00 59,248
100 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 70,537
300 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023A, 5.500%, 1/01/54, (Mandatory Put 1/01/30)
7/29 at 100.00 321,527
150 Texas Municipal Gas Acquisition and Supply Corporation IV, Gas Supply
Revenue Bonds, Series 2023B, 5.500%, 1/01/54, (Mandatory Put 1/01/34)
7/33 at 100.00 167,633
515 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/38
12/29 at 100.00 515,303

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 150 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A, 4.000%, 6/30/35
12/30 at 100.00 $ 152,099
500 Texas State, General Obligation Bonds, College Student Loan Series
2023A, 5.000%, 8/01/36, (AMT)
8/33 at 100.00 548,450
500 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/34
8/24 at 100.00 500,664
210 Texas Transportation Commission, General Obligation Bonds, Highway
Improvement Refunding Series 2024, 5.000%, 4/01/28
No Opt. Call 224,008
TOTAL TEXAS 9,445,972
UTAH - 0.4%
250 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/36, (AMT)
7/33 at 100.00 282,329
160 Utah Housing Corporation, Single Family Mortgage Bonds, Series 2024E,
4.600%, 7/01/44
7/32 at 100.00 161,279
TOTAL UTAH 443,608
VIRGINIA - 1.2%
250 Freddie Mac Structured Pass-Through Certificates, 4.683%, 10/25/40 No Opt. Call 257,888
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
250 5.000%, 7/01/36, (AMT) 1/32 at 100.00 266,258
150 5.000%, 1/01/38, (AMT) 1/32 at 100.00 158,892
115 5.000%, 12/31/38, (AMT) 12/32 at 100.00 123,064
445 5.000%, 12/31/39, (AMT) 12/32 at 100.00 472,199
150 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call 141,758
100 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 3.800%, 11/01/40, (Mandatory Put 5/28/27)
No Opt. Call 100,360
TOTAL VIRGINIA 1,520,419
WASHINGTON - 2.3%
150 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 154,264
400 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 411,371
100 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 73,001
329 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35
No Opt. Call 299,322
600 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees, Refunding Series R-2024C, 5.000%, 8/01/27
No Opt. Call 634,048
250 Washington State, General Obligation Bonds, Refunding Various Purpose
Series R-2018D, 5.000%, 8/01/27
No Opt. Call 264,187
500 Washington State, General Obligation Bonds, Various Purpose Group 1
Series 2024C, 5.000%, 2/01/26
No Opt. Call 513,614
595 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
7/24 at 100.00 572,972
TOTAL WASHINGTON 2,922,779

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WEST VIRGINIA - 0.6%
$ 100 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 4.500%,
6/01/27
No Opt. Call $ 100,224
190 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call 177,889
80 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 80,107
265 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
3.375%, 6/01/29
6/27 at 100.00 260,235
170 West Virginia Housing Development Fund, Housing Finance Revenue
Bonds, Social Series 2024A, 4.400%, 11/01/44
5/33 at 100.00 170,994
TOTAL WEST VIRGINIA 789,449
WISCONSIN - 4.4%
500 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Notes
Series 2024-N1, 5.000%, 4/01/30 - AGM Insured
No Opt. Call 543,384
600 (c) Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37
12/27 at 100.00 585,305
345 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.700%,
10/01/46, (Mandatory Put 10/01/30)
No Opt. Call 340,070
350 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 337,269
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
65 4.050%, 11/01/30 5/26 at 100.00 63,821
175 4.300%, 11/01/30 5/26 at 100.00 174,224
40 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 33,564
80 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A, 4.000%,
10/15/34
10/31 at 100.00 80,050
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-2, 5.000%,
2/15/51, (Mandatory Put 2/15/27)
8/26 at 100.00 203,336
1,555 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/26
12/24 at 100.00 1,563,371
565 Wisconsin Housing and Ecconomic Development Authority, Home
Ownership Revenue Bonds, Series 2020A, 2.700%, 9/01/35
9/29 at 100.00 488,969
100 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 74,243
100 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023E, 3.875%, 11/01/54, (Mandatory Put 5/01/27)
11/25 at 100.00 99,681
240 Wisconsin State, General Obligation Bonds, Refunding Series 2024-1,
5.000%, 5/01/32
No Opt. Call 273,576
650 Wisconsin State, Transportation Revenue Bonds, Refunding Series 2024-2,
5.000%, 7/01/26
No Opt. Call 673,396
TOTAL WISCONSIN 5,534,259

Nuveen Select Maturities Municipal Fund
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NIM
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WYOMING - 0.2%
$ 235 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 $ 212,921
25 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 21,388
60 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 60,662
TOTAL WYOMING 294,971
TOTAL MUNICIPAL BONDS
(cost $121,096,703) 118,807,373
Shares Description (a) Value
X –
COMMON STOCKS - 3 .8 % X 4,776,157
UTILITIES - 3.8%
1,886 (e),(f),(g) Vistra Vision Corporation Private Equity $ 4,776,157
TOTAL UTILITIES 4,776,157
TOTAL COMMON STOCKS
(cost $1,755,741) 4,776,157
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
MORTGAGE-BACKED SECURITIES - 0.4% X 499,554
$ 198 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140% 1/25/40 $ 194,160
195 Federal Home Loan Mortgage Corporation, Notes, 2022
M068
3.150% 10/15/36 169,619
67 Freddie Mac Multi-Family ML Certificates, Series ML 08,
Series 2021, 2021 21-ML08
1.877% 7/25/37 52,462
106 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021, FRETE 202, 2021 ML10
2.032% 1/25/38 83,313
TOTAL MORTGAGE-BACKED SECURITIES
(cost $562,625) 499,554
TOTAL LONG-TERM INVESTMENTS
(cost $123,415,069) 124,083,084
BORROWINGS - (0.2)% (h) (253,744)
OTHER ASSETS & LIABILITIES, NET -  1.0% 1,265,691
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 125,095,031

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 118,807,373 $ – $ 118,807,373
Common Stocks – – 4,776,157 4,776,157
Mortgage-Backed Securities – 499,554 – 499,554
Total
$ – $ 119,306,927 $ 4,776,157 $ 124,083,084
NIM
Level 3
Common
Stocks
Balance at the beginning of period $4,187,626
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 588,531
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $4,776,157
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $588,531
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
NIM Common Stocks $4,776,157 Enterprise Value EBITDA Multiples 10.50-12.50 N/A
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $6,550,019 or 5.3% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) Borrowings as a percentage of Total Investments is 0.2%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.